Basis of preparation (Policies)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Adoption of new or amended IFRSs
Management has assessed the impact of new or amended and revised accounting standards and interpretations (IFRSs) issued by the IASB and IFRSs endorsed by the European Union effective on or after 1 January 2020.

The Group adopted the amendments to IFRS 3 for the first time in 2020. The amendments narrow and clarify the definition of a business and permit a simplified assessment of whether an acquired set of activities and assets is a group of assets rather than a business (concentration test). The amendments are applied prospectively to all business combinations and asset acquisitions with an acquisition date on or after 1 January 2020.

It is assessed that application of other new amendments effective from 1 January 2020 has not had a material impact on the consolidated financial statements in 2020. Furthermore, Management does not anticipate any significant impact on future periods from the adoption of these new amendments.

Adoption of new or amended IFRSs in prior periods
As of 1 January 2019, Novo Nordisk applied IFRS 16 'Leases' for the first time. The standard was implemented using the modified retrospective approach. On transition to IFRS 16 the Group recognised an additional DKK 3,778 million of right-of-use assets and DKK 3,988 million of lease liabilities. The implementation did not have any impact on equity.

As of 1 January 2018, Novo Nordisk applied IFRS 9 'Financial Instruments' and IFRS 15 'Revenue from contracts with customers' for the first time. The impact of the implementation of IFRS 9 and IFRS 15 was immaterial in relation to recognition and measurement.

Revenue recognition
Revenue from sale of goods is recognised when Novo Nordisk has transferred control of products sold to the buyer and it is probable that Novo Nordisk will collect the consideration to which it is entitled for transferring the products. Control of the products is transferred at a point in time, typically on delivery. The amount of sales to be recognised is based on the consideration Novo Nordisk expects to receive in exchange for its goods. When sales are recognised, Novo Nordisk also records estimates for a variety of sales deductions, including product returns as well as rebates and discounts to government agencies, wholesalers, health insurance companies, managed healthcare organisations and retail customers. Sales deductions are recognised as a reduction of gross sales to arrive at net sales, by assessing the expected value of the sales deductions (variable consideration). Where contracts contain customer acceptance criteria, Novo Nordisk recognises sales when the acceptance criteria are satisfied.

In some markets, Novo Nordisk sells products on a sale-or-return basis.
Where there is historical experience or a reasonably accurate estimate of future returns, estimated product returns are recorded as a reduction in sales. Where shipments of new products are made on a sale-or-return basis, without sufficient historical experience for estimating sales returns, revenue is recorded based on estimated demand and acceptance rates for well-established products with similar market characteristics. If similar market characteristics do not exist, revenue is recorded when there is evidence of consumption or when the right of return has expired.

Unsettled rebates are recognised as provisions when the timing or amount is uncertain (note 3.6).

Where absolute amounts are known, the rebates are recognised as other liabilities. Wholesaler charge-backs are netted against trade receivable balances.
The impact of foreign currency hedging is recognised in the income statement in financial items. Please refer to notes 4.2, 4.3 and 4.9 for more details on hedgi
Operating segments	Operating segments are reported in a manner consistent with the internal reporting provided to Executive Management and the Board of Directors. We consider Executive Management to be the operating decision-making body, as all significant decisions regarding business development and direction are taken in this forum.
Geographical areas
Sales to external customers attributed to the US are collectively the most material to the Group. The US and Mainland China are the only territories where sales contribute 10% or more of total net sales.

In 2020 Novo Nordisk operated in two main commercial units:
– International Operations
– EMEA: Europe, the Middle East and Africa.
– China: Mainland China, Hong Kong and Taiwan.
– Rest of World: All other countries except for North America.
– North America Operations (the US and Canada)

International Operations was reorganised with effect from 1 April 2020, and the geographical reporting has been amended to reflect the new organisation. Amounts for 2018 and 2019 have been restated. Refer to note 5.6 for an overview of companies in the Novo Nordisk Group based on geographical areas.

The country of domicile is Denmark, which is part of EMEA. Denmark is immaterial to Novo Nordisk’s activities in terms of sales as 99.7 % of total sales are realised outside Denmark. Sales are attributed to geographical areas according to the location of the customer.

Research and development costs

DKK million	2020	2019	2018
Employee costs (note 2.4)	6,269	5,968	6,288
Amortisation and impairment losses, intangible assets (note 3.1)	1,025	522	769
Depreciation and impairment losses, property, plant and equipment (note 3.1)	724	783	468
Other research and development costs	7,444	6,947	7,280
Total research and development costs	15,462	14,220	14,805
As percentage of net sales	12.2%	11.7%	13.2%
Novo Nordisk expenses all research costs. In line with industry practice, internal and subcontracted development costs are also expensed as they are incurred, due to significant regulatory uncertainties and other uncertainties inherent in the development of new products. This means that they do not qualify for capitalisation as intangible assets until marketing approval by a regulatory authority is obtained or considered highly probable. Costs for post-approval activities that are required by authorities as a condition for obtaining regulatory approval are recognised as research and development costs.

Research and development costs primarily comprise employee costs, and internal and external costs related to execution of studies, including manufacturing costs and facility costs of the research centres. The costs also comprise amortisation, depreciation and impairment losses related to software and property, plant and equipment used in the research and development activities. Impairment losses recognised on intangible assets not yet available for use related to research and development projects are presented in research and development costs.

Certain research and development activities are recognised outside research and development costs:

– Royalty expenses paid to partners after regulatory approval are expensed as cost of goods sold.
– Royalty income received from partners is recognised as part of other operating income, net.
– Contractual research and development obligations to be paid in the future are disclosed separately as commitments in note 5.2.

Employee costs and Retirement benefit obligations	Wages, salaries, social security contributions, annual leave and sick leave, bonuses and non-monetary benefits are recognised in the year in which the associated services are rendered by employees of Novo Nordisk. Where Novo Nordisk provides long-term employee benefits, the costs are accrued to match the rendering of the services by the employees concerned

Key assumptions used for valuation and sensitivity analysis
DKK million	Key assumptions	1%-point increase	1%-point decrease
2020
Discount rate (decrease)/increase	1.0%	(403)	523
Future remuneration growth (decrease)/increase	2.2%	116	(101)
2019
Discount rate (decrease)/increase	1.3%	(366)	465
Future remuneration growth (decrease)/increase	2.4%	105	(94)

The sensitivities consider the single change shown, with the other assumptions assumed to be unchanged. The table shows the NPV impact of net retirement liabilities.

Defined contribution plans
Novo Nordisk operates a number of defined contribution plans throughout the world. These plans are externally funded in entities that are legally separate from the Group.

Defined benefit plans
In a few countries, Novo Nordisk operates defined benefit plans, primarily located in the US, Germany, Switzerland and Japan. In Germany and Switzerland, the defined benefit plans are partly reimbursed by international insurance companies. The risk related to the plan assets in these countries is therefore limited to counterparty risk against these insurance companies. The total cost recognised for the year amounts to DKK 138 million (DKK 151 million in 2019).
The present value of partly funded retirement benefit obligations amounts to DKK 1,953 million (DKK 1,845 million in 2019). The present value of unfunded retirement benefit obligations amounts to DKK 671 million (DKK 663 million in 2019).

Net remeasurement is a loss of DKK 67 million (loss of DKK 187 million in 2019), primarily related to changes in financial assumptions (discount rate), and is included in other comprehensive income.

Please refer to note 5.2 for a maturity analysis of the net retirement benefit obligation. Novo Nordisk does not expect the contributions over the next five years to differ significantly from current contributions.

Accounting policies

Defined contribution plans
Novo Nordisk’s contributions to the defined contribution plans are charged to the income statement in the year to which they relate.

Defined benefit plans
The costs for the year for defined benefit plans are determined using the projected unit credit method. This reflects services rendered by employees to the valuation dates and is based on actuarial assumptions primarily regarding discount rates used in determining the present value of benefits and projected rates of remuneration growth. Discount rates are based on the market yields of high-rated corporate bonds in the country concerned.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to other comprehensive income in the period in which they arise. Past service costs are recognised immediately in the income statement.

Pension plan assets are only recognised to the extent that Novo Nordisk is able to derive future economic benefits such as refunds from the plan or reductions of future contributions.

Costs recognised for retirement benefits are included in cost of goods sold, sales and distribution costs, research and development costs, and administrative costs. The net obligation recognised in the balance sheet is reported as non-current liabilities.

Divested subsidiaries	Other operating income, net, comprises licence income and income of a secondary nature in relation to the main activities of Novo Nordisk. Licence income from royalties on net sales is recognised as the underlying customers' sale occurs and from sales milestones once the contingent sale milestone is achieved in accordance with the terms of the relevant agreement. Income from the transfer of the right to use intellectual property may contain development or regulatory milestones (variable consideration) on which the income is recognised when the significant uncertainties in achieving the milestones are resolved, due to the significant uncertainties inherent in the development of pharmaceutical products. Operating profit from the wholly owned subsidiary NNE A/S, not related to Novo Nordisk’s main activities, is recognised as other operating income. Other operating income also includes income from sale of intellectual property rights.
Other operating income, net	Operating profit from the wholly owned subsidiary NNE A/S, not related to Novo Nordisk’s main activities, is recognised as other operating income. Other operating income also includes income from sale of intellectual property rights.
Income taxes
The tax expense for the period comprises current and deferred tax. It also includes adjustments to previous years and changes in provisions for uncertain tax positions. Tax is recognised in the income statement except to the extent that it relates to items recognised in equity or other comprehensive income.

Provisions for ongoing tax disputes are included as part of deferred tax assets, tax receivables and tax payables.

Deferred income taxes
Deferred income taxes arise from temporary differences between the accounting and tax values of the individual consolidated companies and from realisable tax loss carry-forwards. The tax value of tax loss carry-forwards is included in deferred tax assets to the extent that these are expected to be utilised in future taxable income. The deferred income taxes are measured according to current tax rules and at the tax rates assumed in the year in which the assets are expected to be utilised.

In general, the Danish tax rules related to dividends from group companies provide exemption from tax for most repatriated profits. A provision for withholding tax is only recognised if a concrete distribution of dividends is planned. The unrecognised potential withholding tax amounts to DKK 337 million (DKK 315 million in 2019).

The value of future tax deductions in relation to share programmes is recognised as deferred tax, until the shares are paid out to the employees. Any estimated excess tax deduction compared to the costs realised in the income statement is charged to equity.

Intangible assets
Patents and licences, including patents and licences acquired for research and development projects, are carried at historical cost less accumulated amortisation and any impairment loss. Upfront fees and acquisition costs are capitalised and subsequent milestone payments payable on achievement of a contingent event will be capitalised on the contingent event being probable of being achieved.

Amortisation is based on the straight-line method over the estimated useful life. This means the legal duration or the economic useful life depending on which is shorter, and not exceeding 15 years. The amortisation of patents and licences begins after regulatory approval has been obtained.

Internal development of software for internal use are recognised as intangible assets if the recognition criteria are met, for example a significant business system where the expenditure leads to the creation of a durable asset. Amortisation is based on the straight-line method over the estimated useful life of 3-15 years. The amortisation begins when the asset is in the location and condition necessary for it to be capable of operating in the manner intended by Management.

Research and development projects
Internal and subcontracted research costs are charged in full to the consolidated income statement in the period in which they are incurred. Consistent with industry practice, development costs are also expensed until regulatory approval is obtained or is probable; please refer to note 2.3.

Payments to third parties under collaboration and licence agreements are assessed for the substance of their nature. Payments which represent subcontracted research and development are expensed as the services are received. Payments which represent rights to the transfer of intellectual property, developed at risk by the third party, are capitalised.

For acquired research and development projects, patents and licences, the likelihood of obtaining future commercial sales is reflected in the cost of the asset, and thus the probability recognition criteria is always considered to be satisfied. As the cost of acquired research and development projects can often be measured reliably, these projects fulfil the capitalisation criteria as intangible assets on acquisition. Subsequent milestone payments payable on achievement of a contingent event (e.g. commencement of phase 3 trials) are accrued and capitalised into the cost of the intangible asset when the achievement of the event is probable. Development costs incurred subsequent to acquisition are treated consistently with internal project development costs.

Assets that are subject to amortisation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.
Factors considered material that could trigger an impairment test include the following:
– Development of a competing drug.
– Changes in the legal framework covering patents, rights and licences
– Advances in medicine and/or technology that affect the medical treatments.
– Lower-than-predicted sales.
– Adverse impact on reputation and/or brand names.
– Changes in the economic lives of similar assets.
– Relationship to other intangible assets or property, plant and equipment
– Changes or anticipated changes in participation rates or reimbursement policies.
If the carrying amount of intangible assets exceeds the recoverable amount based on the existence of one or more of the above indicators of impairment, any impairment is measured based on discounted projected cash flows. Impairments are reviewed at each reporting date for possible reversal.

Key accounting estimates and judgements on intangible assets
In 2020, an impairment loss of DKK 350 million (DKK 982 million in 2019) was recognised, substantially all of which related to patents and licences. DKK 350 million (DKK 282 million in 2019) of the impairment was related to the Diabetes and Obesity care segment and none related to Biopharm (DKK 700 million in 2019). All the impairment loss in 2020 was recognised in research and development costs (DKK 529 million in cost of goods sold and DKK 450 million in research and development costs in 2019). The impairment was a result of Management’s review of expectations related to patents and licences not yet in use. No impairment related to marketable products was identified in 2020.

Intangible assets with an indefinite useful life and intangible assets not yet available for use are not subject to amortisation. They are tested annually for impairment, irrespective of whether there is any indication that they may be impaired.

Intangible assets not yet being amortised amounts to DKK 9,607 million (DKK 3,380 million in 2019), primarily patents and licences in relation to research and development projects. Impairment tests in 2020 and 2019 of patents and licences not yet in use are based on Management’s projections and anticipated net present value of estimated future cash flows from marketable products. Terminal values used are based on the expected life of products, forecasted life cycle and cash flow over that period, and the useful life of the underlying assets. In addition, Management makes judgements related to intangible assets when assessing whether a transaction is a business combination or an asset acquisition. An asset acquisition will arise when substantially all the transaction value is concentrated in a single asset or when there are no substantive business processes in the acquired entity. Judgements are also made in evaluating whether payments under collaboration arrangements are acquisition of assets or prepayment of R&D services.

Property, plant and equipment	Property, plant and equipment is measured at historical cost less accumulated depreciation and any impairment loss. The cost of self-constructed assets includes costs directly and indirectly attributable to the construction of the assets. Any subsequent cost is included in the asset’s carrying amount or recognised as a separate asset only when it is probable that future economic benefits associated with the item will flow to Novo Nordisk and the cost of the item can be measured reliably. Depreciation is based on the straight-line method over the estimated useful lives of the assets (buildings: 12-50 years, plant and machinery: 5-25 years and other equipment: 3-10 years. Land is not depreciated).The depreciation commences when the asset is available for use, i.e. when it is in the location and condition necessary for it to be capable of operating in the manner intended by Management. The assets’ residual values and useful lives are reviewed and adjusted, if appropriate, at the end of each reporting period. If an asset’s carrying amount is higher than its estimated recoverable amount, it is written down to the recoverable amount. Plant and equipment with no alternative use developed as part of a research and development project are expensed. However, plant and equipment with an alternative use or used for general research and development purposes are capitalised and depreciated over the estimated useful life as research and development costs.
Leases
Novo Nordisk mainly leases office buildings, warehouses, laboratories and vehicles. The right-of-use asset is presented in property, plant and equipment and the lease liability in borrowings.

For contracts which are, or contain, a lease, the Group recognises a right-of-use asset and a lease liability. The right-of-use asset is initially measured at cost, being the initial amount of the lease liability. The right-of-use asset is subsequently depreciated using the straight-line method over the lease term. The right-of-use asset is periodically adjusted for certain remeasurements of the lease liability and reduced by any impairment losses.

The lease term determined by the Group is the non-cancellable period of a lease, together with extension/termination option if these are reasonably certain to be exercised. When determining the term, Management considers multiple factors that create economic incentives to exercise an option to extend the lease or not to terminate the lease, including termination penalties, potential relocation costs and whether significant leasehold improvements have been capitalised on the lease, with a remaining useful life which exceeds the fixed minimum duration of the lease. For contracts with a rolling term (evergreen leases), the Group estimates the leasing period to be equal to the termination period if no probable scenario exists for estimating the leasing period.

The lease liability is initially measured at the present value of the lease payments outstanding at the commencement date, discounted using the incremental borrowing rate. The lease liability is measured using the effective interest method. Variable lease payments not based on an index or a rate are recognised as an expense in the income statement as incurred. Residual value guarantees that are expected to be paid are included in the initial measurement of the lease liability.

The lease liability is remeasured when there is a change in future lease payments, typically due to a change in index or rate (e.g. inflation) on property leases, or if there is a reassessment of whether an extension or termination option will be exercised. A corresponding adjustment is made to the right-of-use asset, or in the income statement when the right-of-use asset has been fully depreciated.

New lease contracts with a lease term of 12 months or less and lease of low value assets are not recognised on the balance sheet. These are expensed on a straight-line basis over the lease term or another systematic basis. Lease of low value assets include personal computers, telephones and small items of office equipment.

Inventories
Inventories are stated at cost or net realisable value, whichever is lower. Cost is determined using the first-in, first-out method. Cost comprises direct production costs such as raw materials, consumables and labour as well as indirect production costs. Production costs for work in progress and finished goods include indirect production costs such as employee costs, depreciation, maintenance, etc. If the expected sales price less completion costs to execute sales (net realisable value) is lower than the carrying amount, a write-down is recognised for the amount by which the carrying amount exceeds its net realisable value.

Inventory manufactured prior to regulatory approval (prelaunch inventory) is capitalised but immediately provided for, until there is a high probability of regulatory approval for the product. A write-down is made against inventory, and the cost is recognised in the income statement as research and development costs. Once there is a high probability of regulatory approval being obtained, the write-down is reversed, up to no more than the original cost.

Trade receivables
Trade receivables are initially recognised at transaction price and subsequently measured at amortised cost using the effective interest method, less allowance for doubtful trade receivables. The allocation of trade receivables and allowance for trade receivables is based on the location of the customer.

Before being sold, trade receivables in factoring portfolios are measured at fair value with changes recognised in other comprehensive income. The allowance for doubtful receivables is deducted from the carrying amount of trade receivables, and the amount of the loss is recognised in the income statement under sales and distribution costs. Subsequent recoveries of amounts previously written off are credited against sales and distribution costs.

Novo Nordisk’s customer base comprises government agencies, wholesalers, retail pharmacies and other customers. Management makes allowance for doubtful trade receivables based on the simplified approach to provide for expected credit losses, which permits the use of the lifetime expected loss provision for all trade receivables. The allowance is an estimate based on shared credit risk characteristics and the days past due. Generally, invoices are due for payment within 90 days from shipment of goods. Loss allowance is calculated using an ageing factor, geographical risk and specific customer knowledge. The allowance is based on a provision matrix on days past due and a forward looking-element relating mainly to incorporation of the Dun & Bradstreet country risk rating and an individual assessment. Please refer to note 4.2 for a general description of credit risk.

Provisions and contingent liabilities
Provisions for sales rebates and discounts granted to government agencies, wholesalers, retail pharmacies, Managed Care and other customers are recorded at the time the related revenues are recorded or when the incentives are offered. Provisions are calculated based on historical experience and the specific terms in the individual agreements. Unsettled rebates are recognised as provisions when the timing or amount is uncertain. Where absolute amounts are known, the rebates are recognised as other liabilities. Please refer to note 2.1 for further information on sales rebates and provisions.

Provisions for legal disputes are recognised where a legal or constructive obligation has been incurred as a result of past events and it is probable that there will be an outflow of resources that can be reliably estimated. In this case, Novo Nordisk arrives at an estimate based on an evaluation of the most likely outcome. Disputes for which no reliable estimate can be made are disclosed as contingent liabilities.

Provisions are measured at the present value of the anticipated expenditure for settlement. This is calculated using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision for interest is recognised as a financial expense.

Novo Nordisk issues credit notes for expired goods as a part of normal business. Where there is historical experience or a reasonably accurate estimate of expected future returns can otherwise be made, a provision for estimated product returns is recorded. The provision is measured at gross sales value.

Treasury shares	Treasury shares are primarily acquired to reduce the company’s share capital. In addition, a limited part is used to finance Novo Nordisk’s long-term share-based incentive programme (restricted stock units) and restricted stock units to employees. Treasury shares are deducted from the share capital on cancellation at their nominal value of DKK 0.20 per share. Differences between this amount and the amount paid to acquire or received for disposing of treasury shares are deducted directly in equity.
Earnings per share	Earnings per share is presented as both basic and diluted earnings per share. Basic earnings per share is calculated as net profit divided by the monthly average number of shares outstanding. Diluted earnings per share is calculated as net profit divided by the sum of monthly average number of shares outstanding, including the dilutive effect of the outstanding share pool. Please refer to ‘Financial definitions’ for a description of calculation of the dilutive effect.
Derivative financial instruments

Derivative financial instruments	2020			2019
DKK million	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end
Forward contracts USD[1]	29,110	1,658	—	25,394	81	315
Forward contracts CNH, JPY, GBP and CAD	10,291	191	47	10,013	35	130
Forward contracts, cash flow hedges	39,401	1,849	47	35,407	116	445
Forward contracts USD	19,411	379	1,307	11,287	61	217
Forward contracts CNH, CAD, EUR, GBP and JPY	4,578	104	11	3,761	11	72
Forward contracts, fair value hedges	23,989	483	1,318	15,048	72	289
Total derivative financial instruments	63,390	2,332	1,365	50,455	188	734
Recognised in the income statement		483	1,318		72	289
Recognised in other comprehensive income[2]		1,849	47		116	445
1. Average hedge rate for USD cash flow hedges is 640 at the end of 2020 and 654 at the end of 2019.
2. The fair value of cash flow hedges at year-end 2020, DKK 1,802 million, is recognised in other comprehensive income. In addition DKK 418 million in cash flow hedge losses on intangible asset purchases has been incurred for a total 2020 other comprehensive impact of DKK 1,384 million. The DKK 418 million deferred loss was transferred directly from the cash flow hedge reserve to the initial cost of the intangible assets.

Novo Nordisk uses financial instruments to reduce the impact of foreign exchange on financial results.

Use of derivative financial instruments
The derivative financial instruments are used to manage the exposure to market risk. None of the derivatives are held for trading.

Novo Nordisk uses forward exchange contracts and, to a lesser extent, currency options to hedge forecast transactions, assets and liabilities. The overall policy is to hedge the majority of total currency exposure.

Net investments in foreign subsidiaries are currently not hedged.
Initial recognition and measurement
On initiation of the contract, Novo Nordisk designates each derivative financial contract that qualifies for hedge accounting as one of:

– hedges of the fair value of a recognised asset or liability (fair value hedge)
– hedges of the fair value of a forecast financial transaction (cash flow hedge).

All contracts are initially recognised at fair value and subsequently remeasured at fair value at the end of the reporting period.

Fair value hedges
Value adjustments of fair value hedges are recognised in the income statement along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk.
Cash flow hedges
Value adjustments of the effective part of cash flow hedges are recognised directly in other comprehensive income. The cumulative value adjustment of these contracts is transferred from other comprehensive income to the income statement when the hedged transaction is recognised in the income statement.

For cash flow hedges of foreign currency risk on highly probable non-financial asset purchases, the cumulative value adjustments are transferred directly from the cash flow hedge reserve to the initial cost of the asset when recognised.

Discontinuance of cash flow hedging
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the forecast transaction is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement under financial income or financial expenses.

Fair value determination
The fair value of derivative financial instruments is measured on the basis of quoted market prices of financial instruments traded in active markets. If an active market exists, the fair value is based on the most recently observed market price at the end of the reporting period.

If a financial instrument is quoted in a market that is not active, Novo Nordisk bases its valuation on the most recent transaction price.

Adjustment is made for subsequent changes in market conditions, for instance by including transactions in similar financial instruments assumed to be motivated by normal business considerations.
If an active market does not exist, the fair value of standard and simple financial instruments, such as foreign exchange forward contracts, interest rate swaps, currency swaps and unlisted bonds, is measured according to generally accepted valuation techniques. Market-based parameters are used to measure the fair value
Cash and cash equivalents, financial resources and free cash flow
The cash flow statement is presented in accordance with the indirect method commencing with net profit for the year. Cash flows in foreign currencies are translated to DKK at the average exchange rate for the respective year.

Cash from operating activities converts income statement items from the accrual basis of accounting to cash basis. As such, starting with net profit, non-cash items are reversed and actual payments included. The change in working capital is also taken into account, as this shows the development in money tied up in the balance sheet. Cash from investing activities shows payments related to the purchase and sale of Novo Nordisk’s long-term investments. This includes fixed assets such as construction of new production sites, intangible assets such as patents and licences, and financial assets.

Cash and cash equivalents consists of cash offset by short-term bank overdrafts. Where short-term bank overdrafts are consistently overdrawn, they are excluded from cash and cash equivalents. The movement in such facilities is presented under financing activities in the cash flow statement.

Financial reserves comprise the sum of cash and cash equivalents at the end of the year and undrawn committed credit and loan facilities, with a maturity of more than 12 months, less loans and bank overdrafts classified as liabilities arising from financing activities contractually obliged for repayment within 12 months of the balance sheet date.

Working capital	Working capital is defined as current assets less current liabilities and measures the liquid assets Novo Nordisk has available for the business.
Financial assets
Depending on purpose, Novo Nordisk classifies investments into the following categories:

– Financial assets at fair value through the income statement
– Financial assets at amortised cost
– Financial assets at fair value through OCI

Management determines the classification of its financial assets on initial recognition and re-evaluates this at the end of every reporting period to the extent that such a classification is permitted or required.

Recognition and measurement
Purchases and sales of financial assets are recognised on the settlement date. These are initially recognised at fair value.

Fair value disclosures are made separately for each class of financial instruments at the end of the reporting period.

Financial assets are removed from the balance sheet when the rights to receive cash flows have expired or have been transferred, and Novo Nordisk has transferred substantially all the risks and rewards of ownership.

Financial assets 'at fair value through the income statement'
Financial assets at fair value through the income statement consist of equity investments and forward exchange contracts. Equity investments are included in other financial assets unless management intends to dispose of the investment within 12 months of the end of the reporting period. In that case, the current part is included in other receivables and prepayments.

Net gains and losses arising from changes in the fair value of financial assets are recognised in the income statement as financial income or expenses. The fair values of quoted investments are based on current bid prices at the end of the reporting period. Financial assets for which no active market exists are carried at fair value based on a valuation methodology.
Financial assets 'at amortised cost'
Financial assets at amortised cost are cash at bank and non-derivative financial assets solely with payments of principal and interest. Novo Nordisk normally 'holds-to-collect' the financial assets to attain the contractual cash flows. If collection is expected within one year (or in the normal operating cycle of the business if longer), they are classified as current assets. If not, they are presented as non-current assets.

Trade receivables are initially recognised at transaction price and other receivables are recognised initially at fair value. Subsequently they are measured at amortised cost using the effective interest method, less allowance for doubtful receivables.

Financial assets 'at fair value through other comprehensive income'
Financial assets at fair value through other comprehensive income are trade receivables that are held to collect or to sell in factoring agreements.

Financial liabilities
Financial liabilities 'at fair value through the income statement'
Financial liabilities at fair value through the income statement consist of forward exchange contracts.

Financial liabilities 'at amortised cost'
Financial liabilities at amortised cost consist of bank overdrafts, trade payables and other liabilities.
Financial income and expenses
As described in note 4.2 Management has chosen to classify the result of hedging activities as part of financial items in the income statement except for cash flow hedges of foreign currency risk on highly probable non-financial asset purchases, where the cumulative value adjustments are transferred directly from the cash flow hedge reserve to the initial cost of the asset when recognised.

Financial items primarily relate to foreign exchange elements and are mainly impacted by the cumulative value adjustment of cash flow hedges transferred from other comprehensive income to the income statement when the hedged transaction is recognised in the income statement.

In addition, value adjustments of fair value hedges are recognised in financial income and financial expenses along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk. Finally, value adjustments of foreign currency assets and liabilities in non-hedged currencies will impact financial income and financial expenses.

Share-based compensation
Share-based compensation
Novo Nordisk operates equity-settled, share-based compensation plans.
The fair value of the employee services received in exchange for the grant of shares is recognised as an expense and allocated over the vesting period.

The total amount to be expensed over the vesting period is determined by reference to the fair value of the shares granted, excluding the impact of any non-market vesting conditions. The fair value is fixed at the grant date, and adjusted for expected dividends during the vesting period. Non-market vesting conditions are included in assumptions about the number of shares that are expected to vest. At the end of each reporting period, Novo Nordisk revises its estimates of the number of shares expected to vest. Novo Nordisk recognises the impact of the revision of the original estimates, if any, in the income statement and in a corresponding adjustment to equity (change in proceeds) over the remaining vesting period. Adjustments relating to prior years are included in the income statement in the year of adjustment.

Principles of consolidation
The consolidated financial statements incorporate the financial statements of the parent company Novo Nordisk A/S and entities controlled by Novo Nordisk A/S. Control exists when Novo Nordisk has effective power over the entity and has the right to variable returns from the entity.

Where necessary, adjustments are made to bring the financial statements of subsidiaries in line with the Novo Nordisk Group's accounting policies. All intra-Group transactions, balances, income and expenses are eliminated in full when consolidated.

The results of subsidiaries acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition and up to the effective date of disposal.

Translation of foreign currencies
Functional and presentation currency
Items included in the financial statements of Novo Nordisk's entities are measured using the currency of the primary economic environment in which the entity operates (functional currency). The consolidated financial statements are presented in Danish kroner (DKK), which is also the functional and presentation currency of the parent company.

Translation of transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the transaction dates. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities are recognised in the income statement.

Foreign currency differences arising from the translation of effective qualifying cash flow hedges are recognised in other comprehensive income.

Translation of Group companies
Financial statements of foreign subsidiaries are translated into DKK at the exchange rates prevailing at the end of the reporting period for balance sheet items, and at average exchange rates for income statement items.

All effects of exchange rate adjustments are recognised in other comprehensive income, i.e.:

– The translation of foreign subsidiaries’ net assets at the beginning of the year to the exchange rates at the end of the reporting period.
– The translation of foreign subsidiaries’ statements of comprehensive income at average to year-end exchange rates